Long Term Debt - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended			3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	May 20, 2021	Apr. 23, 2021	Jan. 28, 2021	Jan. 01, 2021	Apr. 20, 2020	Dec. 25, 2018	Nov. 30, 2020	Apr. 20, 2020	Jun. 30, 2019	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 26, 2021	Oct. 01, 2021	Jun. 10, 2021
Debt Instrument [Line Items]
Common stock, shares issued																		3,775,709
Warrants exercise price per share										$ 11.5		$ 11.5			$ 11.5			$ 11.5
Warrant exercisable period						10 years
Debt Instrument Decrease Forgiveness															$ 4,900	$ 0	$ 0
Debt Instrument Convertible Beneficial Conversion Feature																9,719
Accumulated deficit										$ (1,576,399)		$ (1,576,399)			(1,408,383)	(190,697)
Cash Purchase Price Per Share		$ 5.66
Loss on extinguishment of convertible notes										$ 0	$ 0	$ 0	$ (131,908)		$ (131,908)	$ 0	$ 0
Maturity of Principal Amount																			$ 45,000	$ 14,835
Series C Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion Of Stock Amount Issued1			$ 61,000
Equity Financing Yield									$ 20,000
Cash Purchase Price Per Share			$ 6.62													$ 6.62
Conversion of Stock, Shares Issued			38,323,292
ASU 2020-06 [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase (Decrease), Net				$ 9,000
Adjustments to the carrying amount of the Convertible Preferred Stock				9,700
ASU 2020-06 [Member] | Fresh-Start Adjustment [Member]
Debt Instrument [Line Items]
Accumulated deficit				$ 700
Maximum [Member] | Series C Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price											$ 1.71		$ 1.71
Minimum [Member] | Series C Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price										$ 1.33	$ 1.33	$ 1.33	$ 1.33
June 2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Conversion Of Stock Amount Issued1														$ 14,800
Debt Instrument Maturity Date														Jun. 10, 2021
Diluted Convertible Notes Payable														$ 350,000
Convertible Notes Payable											$ 14,500		$ 14,500
Option to Extend Maturity Date Period															2 days
June 2019 Convertible Notes [Member] | Revision of Prior Period, Change in Accounting Principle, Adjustment [Member]
Debt Instrument [Line Items]
Diluted Convertible Notes Payable														$ 500,000
June 2019 Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long Term Debt Percentage Bearing Fixed Interest Rate														2.37%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate														2.37%
June 2019 Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long Term Debt Percentage Bearing Fixed Interest Rate														2.13%
Equity Financing Yield														$ 20,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate														2.13%
October 2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Conversion Of Stock Amount Issued1														$ 45,000
Diluted Convertible Notes Payable														$ 450,000
Cash Purchase Price Per Share			$ 6.62
Convertible Notes Payable										$ 43,200		$ 43,200			$ 43,200
Derecognition Of Convertible Notes Payable										$ 42,600		42,600			42,600
Loss on extinguishment of convertible notes							$ 600						133,800		133,800
October 2019 Convertible Notes [Member] | Series C Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion Of Stock Amount Issued1												$ 176,900			$ 176,900
Conversion of Stock, Shares Issued												26,727,308			26,727,308
October 2019 Convertible Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Long Term Debt Percentage Bearing Fixed Interest Rate														1.69%
Debt Instrument, Redemption Price, Percentage														80.00%
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate														1.69%
October 2019 Convertible Notes [Member] | Minimum [Member]
Debt Instrument [Line Items]
Long Term Debt Percentage Bearing Fixed Interest Rate														1.59%
Equity Financing Yield														$ 50,000
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate														1.59%
Bridge Loan | Pendrell
Debt Instrument [Line Items]
Maximum borrowing capacity, amount	$ 20,600
Long Term Debt Percentage Bearing Fixed Interest Rate	5.00%
Line Of Credit Facility Maximum Borrowing Capacity	$ 20,600
Maturity of Principal Amount	10,000										10,000		10,000
Bridge loan	$ 10,400										10,400		10,400
Long-term Debt, Percentage Bearing Fixed Interest, Percentage Rate	5.00%
Percentage of Upfront Fee of Principal Amount	1.00%
Percentage of Term Fee of Principal Amount	2.00%
Paycheck Protection Program Note [Member]
Debt Instrument [Line Items]
Proceeds from loan					$ 4,900			$ 4,900
Paycheck Protection Program Note [Member] | October 2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Diluted Convertible Notes Payable														$ 450,000
Warrant [Member]
Debt Instrument [Line Items]
Common stock, shares issued						480,520
Warrants exercise price per share						$ 0.24
2018 Term Loan [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity, amount						$ 3,000
Debt instrument, interest rate, stated percentage						5.25%
Line Of Credit Facility Maximum Borrowing Capacity						$ 3,000
2018 Term Loan [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, basis spread on variable rate						1.00%
2018 Equipment Advances [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity, amount						$ 7,000
Debt instrument, interest rate, stated percentage						5.25%									5.25%
Line Of Credit Facility Maximum Borrowing Capacity						$ 7,000
2018 Equipment Advances [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt Instrument, basis spread on variable rate						1.50%
Q4 2020 Convertible Notes [Member]
Debt Instrument [Line Items]
Debt Instrument Convertible Beneficial Conversion Feature																$ 9,700
Debt Instrument, Convertible, Carrying Amount of Equity Component											$ 9,700		$ 9,700